SHARE CAPITAL (Detail) - Fair Values of Non-Employee Stock Options - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of non-employee options, beginning of the period	$ 189,207	$ 116,615	$ 116,615	$ 68,859
Fair value of options granted			102,273
Fair value of options on vesting		42,933	11,366	80,361
Change in fair value of non-employee stock options during the period	139,185	(28,502)	(41,047)	(32,605)
Fair value of non-employee options, end of the period	$ 328,392	$ 131,046	$ 189,207	$ 116,615